UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          WASHINGTON, D.C. 20549

                                 FORM 13F

                            FORM 13F COVER PAGE

               Report for the Quarter Ended September 30, 2000.

Check here if Amendment [   ]; Amendment Number:
This Amendment (Check only one.):  [   ]  is a restatement.
                                   [   ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:          Fir Tree, Inc.
Address:       535 Fifth Avenue, 31st Floor, New York, NY  10017

13F File Number:    28-6884

  The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:          Jeffrey D. Tannenbaum
Title:         President
Phone:         (212) 599-0090
Signature, Place, and Date of Signing:

  /S/ JEFFREY D. TANNENBAUM     New York, New York     November 8, 2000
  -------------------------     ------------------     ------------


Report Type (Check only one.):

[ X ]     13F HOLDINGS REPORT.

[   ]     13F NOTICE.

[   ]     13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF
1934.

                           FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                0

Form 13F Information Table Entry Total:           5

Form 13F Information Table Value Total:           $46,938

     Confidential information has been omitted from this public Form 13F and has been filed separately with the Securities and Exchange Commission.

List of Other Included Managers:

No.    13F File Number        Name
---    ---------------        ----


                                        FORM 13F INFORMATION TABLE

                                                                           TITLE
VOTING AUTHORITY
                           OF                  VALUE     SHARES/     SH/    PUT/
INVSTMT     OTHER    --------------------------
NAME  OF  ISSUER           CLASS    CUSIP    (X$1,000)   PRN AMT     PRN    CALL
DSCRETN   MANAGERS     SOLE     SHARED    NONE
--------------            -----  ---------  --------   ----------    ---    ----
--------  ---------  ---------  -------  ------
ETOYS    INC              COM      297862104         353          66,000      SH
SOLE                  66,000
GARTNER   GROUP  INC  NEW     COM     366651107     10,079        867,000     SH
SOLE                 867,000
GARTNER   GROUP  INC  NEW     CL  B    366651206     19,767     1,817,700     SH
SOLE               1,817,700
HOMELAND   HLDG  CORP  NEW    COM     43739T104      1,056        371,195     SH
SOLE                 371,195
RITE   AID   CORP             COM     767754104     15,683      3,920,800     SH
SOLE               3,920,800


